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[AIM LOGO APPEARS HERE]

P.O. Box 4333
Houston, TX  77210-4333
11 Greenway Plaza,  Suite 100
Houston, TX  77046-1173
713-626-1919

A I M Advisors, Inc.

   January 11, 2000

   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, D.C.  20549

   Re:        AIM Equity Funds, Inc.
              CIK No. 0000105377

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Equity Funds, Inc. (the "Fund") that the form of Prospectus relating to AIM Aggressive Growth Fund, the form of Prospectus relating to AIM Blue Chip Fund, the form of Prospectus relating to AIM Capital Development Fund, the form of Prospectus relating to AIM Charter Fund, the form of Prospectus relating to AIM Constellation Fund, the form of Prospectus relating to AIM Dent Demographic Trends Fund, the form of Prospectus relating to AIM Large Cap Basic Value Fund, the form of Prospectus relating to AIM Mid Cap Growth Fund, the form of Prospectus relating to AIM Weingarten Fund and the form of Statement of Additional Information relating to the Retail Classes of AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund and the form of Prospectus and Statement of Additional Information relating to the Institutional Classes of AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund that would have been filed under the Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 62 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 62 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on January 6, 2000.

   Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713) 214-4567.

   Very truly yours,

   /s/LISA A. MOSS

   Lisa A. Moss
   Counsel

A member of the AMVESCAP Group